RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

(a)	Names and Relationship of Related Parties:

Existing Relationship with the Company
Dr. Tang	Chairman and controlling shareholder of the Company
Shanghai Ossen Material Research Insititute Co., Ltd. (Formerly Shanghai Zhengfangxing Steel Co., Ltd.) (“Ossen Material Research”)	Under common control of Dr. Tang
Shanghai Ossen Investment Co., Ltd. (“SOI”)	Under common control of Dr. Tang
Shanghai Ossen Investment Holdings (Group) Co., Ltd. (“Ossen Shanghai)	Under common control of Dr. Tang and Dr. Tang is the President
Shanghai Pujiang Cable Co., Ltd. (“Shanghai Pujiang”)	Subsidiary of Ossen Shanghai since September 2010
Zhejiang Pujiang Cable Co., Ltd. (“Zhejiang Pujiang”)	Subsidiary of Shanghai Pujiang since December 2010

(b)	Summary of Balances with Related Party:

	December 31,
	2015	2014
Due to related party:
Ossen Material Research	$65,769	$69,469
	$65,769	$69,469

The balance of due to related party arises from the purchase of raw materials paid by Ossen Material Research on behalf of the Company.

	December 31,
	2015	2014
Due to shareholder:
Dr. Tang	$282,499	$100,000
	$282,499	$100,000

Dr. Tang is the chairman and controlling interest shareholder of the Company. From time to time, Dr. Tang paid operating expenses on behalf of the Company to assist with the Company's cash needs for business purposes.

(c)	Summary of Related Party Transactions:

		December 31,
		2015	2014	2013
	Ossen Material Research provided guarantee for the bank loans borrowed by the Company	$5,186,623	$813,536	$4,035,969
	Ossen Material Research provided guarantee together with Ossen Shanghai and Dr. Tang for the short-term bank loans borrowed by the Company	$2,515,520	$1,627,075	$1,937,265
	Ossen Material Research provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$4,159,157	$5,694,761	$3,228,775
Ossen Material Research	Ossen Material Research provided guarantee for the notes payable issued by the Company	$-	$14,806,378	$3,228,775
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$32,348,999	$4,881,224	$4,843,162
	The Company provided guarantee for the notes payable issued by Ossen Material Research	$12,323,428	$-	$-
	Ossen Material Research sold raw materials to the Company	$-	$-	$2,056,102

SOI	SOI provided guarantee for the short-term bank loans borrowed by the Company	$-	$1,627,075	$-
	SOI provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$-	$3,254,149	$-

Ossen Shanghai	Ossen Shanghai provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	$2,515,520	$1,627,075	$1,937,265
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Shanghai	$7,702,143	$-	$-
	The Company provided guarantee for the notes payable issued by Ossen Shanghai	$1,540,429	$-	$-

	Zhaoyang purchased products from the Company	$-	$-	$5,148,724

Zhaoyang	Shanghai Zhaoyang New Metal Material Co., Ltd. (“Zhaoyang”) was no longer the Company's related party following the Stock Transfer Agreement signed on March 31, 2013 with 30% interest in Ossen Shanghai was transferred to Dr. Tang.

Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$16,944,714	$15,457,208	$11,300,712

	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$34,081,982	$21,314,676	$17,550,330

In accordance with ASC 810-10, “Consolidation”, the Company first evaluated that none of the related parties met the scope exceptions as outlined in the guidance. The Company then had to determine if it hold any variable interest in the related parties. The Company determined to have a variable interest in Shanghai Pujiang, Ossen Material Research and Ossen Shanghai because the Company guarantees $16,944,714 of the outstanding short term debt and $34,081,982 of notes payable of Shanghai Pujiang, $32,438,999 of the outstanding short term debt and $12,333,428 of notes payable of Ossen Material Research and $7,702,143 of the outstanding short term debt and $1,540,429 of notes payable of Ossen Shanghai. Next, the Company evaluated if Shanghai Pujiang, Ossen Material Research or Ossen Shanghai are variable interest entities. Using both qualitative and quantitative analysis, the Company does not have the power to direct Shanghai Pujiang, Ossen Material Research and Ossen Shanghai's activities that significantly impact their economic performance and does not have the obligation to absorb losses or the right to receive benefits from the entities. Thus, the Company is not the primary beneficiary of Shanghai Pujiang, Ossen Material Research and Ossen Shanghai. As a result, the Company determined Shanghai Pujiang, Ossen Material Research and Ossen Shanghai were not variable interest entities that require consolidation as defined in ASC 810. The Company determined Dr. Tang to be the primary beneficiary of Shanghai Pujiang, Ossen Material Research and Ossen Shanghai because Dr. Tang is most closely associated with the Shanghai Pujiang, Ossen Material Research and Ossen Shanghai. Dr. Tang had the power to direct the activities of Shanghai Pujiang, Ossen Material Research and Ossen Shanghai that most significantly impact its economic performance and has the obligation to absorb losses of Shanghai Pujiang, Ossen Material Research and Ossen Shanghai that could potentially be significant or the right to receive benefits from the related parties that could potentially be significant.

The Company also evaluated the remaining related parties and affiliated entities under ASC 810 and because the Company does not guarantee the debt, the holders of the equity were at risk and therefore determined to be the primary beneficiary and these entities are not variable interest entities that require consolidation.